The Millicom Group - A.1.3. Disposal of subsidiaries, additional information (Details) $ in Millions			1 Months Ended	6 Months Ended
	Oct. 28, 2024 tower site	Apr. 05, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025
Discontinued operations - Tanzania | Discontinued operations
Disclosure of subsidiaries [line items]
Consideration for disposal of operations		$ 101
Assets (liabilities)		79
Net gain on sale		$ 109
Discontinued operations - Tanzania | Discontinued operations | Tanzania, indemnification obligations
Disclosure of subsidiaries [line items]
Other provisions			$ 3
Consideration paid, final settlement			$ 3
Lati International S.A and other assets
Disclosure of subsidiaries [line items]
Number of wireless communication towers | tower	7,000
Leaseback agreement, period	15 years
Number of sites, build-to-suit agreement | site	2,500
Forecast | Millicom Cable Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate				14.00%